BACKGROUND AND BASIS OF PRESENTATION (Details) $ in Millions	Aug. 26, 2020 USD ($) shares	Nov. 11, 2019 vote	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Independent publicly traded companies | vote		2
TZS SG
Debt Instrument [Line Items]
Consideration received on transaction	$ 298.0
Number of shares issued in transaction | shares	8,915,692
Percentage of ownership before transaction	29.50%
Total
Debt Instrument [Line Items]
Percentage of ownership after transaction	36.40%
Debentures Due 2023 | SunPower
Debt Instrument [Line Items]
Principal amount			$ 425.0
Stated percentage			4.00%